Employee Benefits - Summary of Expected Future Contribution and Estimated Future Benefit Payments (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [abstract]
Expected contribution to the fund during the next twelve months	₨ 2,476	₨ 1,857
Estimated benefit payments from the fund for next twelve months	3,079	2,583
Estimated benefit payments from the fund for year two	2,578	2,126
Estimated benefit payments from the fund for year three	2,621	2,061
Estimated benefit payments from the fund for year four	2,380	2,068
Expected benefit payments from the fund for year five	2,225	1,851
Thereafter	17,176	15,479
Total	₨ 30,059	₨ 26,168